UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07169

Morgan Stanley International SmallCap Fund
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York			10020
(Address of principal executive offices)			(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-762-4000

Date of fiscal year end:	November 30, 2006

Date of reporting period:	May 31, 2007

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley International SmallCap Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the six months ended November 30, 2006

Total Return for the 6 Months Ended November 30, 2006
Class A	Class B	Class C	Class D	MSCI EAFE Small Cap Total Return Index[1]	Lipper International Small/ Mid-Cap Core Funds Average[2]
5.39%	5.05%	5.05%	5.55%	6.17%	8.91%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

During the six month period ended November 30, 2006, the international small cap market produced modest results. Mid-year 2006 proved to be especially volatile for all international equity markets as investors focused on the impact of higher interest rates and inflation. While the Japanese economy continued to make progress, the small cap market was out of favor as investors took a more cautious approach on valuations and earnings. Europe continued to show signs of modest strength with Germany's Ifo survey, a measure of business sentiment, rising mid year. Other European markets saw economic activity improve due to broad-based support from manufacturing, consumption and services. However, we believe 2007 could be a period of divergence in regional European performance as Germany increased the VAT (value added tax). Although the higher VAT has supported recent activity, it is possible that it could dampen activity in 2007.

Toward the close of the period, equity markets rallied on the back of continued global merger and acquisition activity, solid profits and lower U.S. bond yields. Most notable was a reversal in performance of Japan, which rallied late in November and finished the month in slightly negative territory. Japan rebounded on news of better then expected gross domestic product (GDP) growth of 2 percent in the third quarter. This resulted in investors buying shares that appeared to be oversold in the previous weeks. In November, the U.S. dollar fell to its lowest level versus the euro since April 2005, due to reports that China may shift its foreign exchange reserves and the European Central Bank will most likely continue to increase rates in 2007. The U.S. dollar was also weaker against sterling and the yen.

In this environment, the energy, financials and utilities sectors led the international small cap market, as measured by the MSCI EAFE Small Cap Total Return Index, for the six-month period under review. The telecommunication services, information technology and consumer discretionary sectors were the weakest performing areas. The best performing countries within the MSCI EAFE Small Cap Total Return Index were Spain, Singapore and Australia. Japan was the only country with a negative return for the period.

Performance Analysis

Morgan Stanley International SmallCap Fund underperformed both the Morgan Stanley Capital International (MSCI) EAFE Small Cap Total Return Index and the Lipper International Small/Mid-Cap Core Funds Average for the six months ended November 30, 2006, assuming no deduction of applicable sales charges.

The most significant detractor from performance relative to the MSCI EAFE Small Cap Total Return Index was our stock selection in the information technology sector during the period. Within the MSCI EAFE Small Cap Total Return Index, information technology has been among the bottom performing sectors for most of 2006. After posting robust returns in 2005, Japanese technology companies began to fall out of favor with investors who were concerned about the valuation levels in the sector. In addition, the semiconductor industry has declined on pricing and overcapacity in certain components. Stock selection in the financials sector was another negative influence on returns. Notably, in the third quarter, a position in a Japanese consumer loan company came under pressure due to pending legislation that will tighten lending restrictions and impose a lower interest rate cap. In the materials sector, the positive contribution from the Fund's overweighted position was offset by weakness in stock selection. Holdings in Japanese cement companies, which had performed well for the Fund earlier in 2006, began to decline in the third quarter due to a reported slowdown in demand. Finally, the Fund's significant underweight in the energy sector, which was one of the best performing sectors in the MSCI EAFE Small Cap Total Return Index, had a negative impact. On a country basis, although Hong Kong represented a very small portion of the Fund's total portfolio, it was the largest detractor from performance, primarily due to stock selection. Weak stock selection in the Netherlands and the Fund's lack of exposure to Singapore, whose market performed strongly during the period, also hurt results.

However, the Fund did perform well relative to the MSCI EAFE Small Cap Total Return Index in other areas during the period. Stock selection and an underweight in the consumer discretionary sector had the largest positive impact on performance. Here, a range of holdings, including retail and media contributed to returns. In general, we have remained cautious on this broad sector, as many companies are highly dependent on the consumer, who we feel is a bit stretched, and valuations have been typically less compelling. Therefore, we look to identify companies with a clear franchise at what we believe to be reasonable valuation and with a catalyst to realize value. The industrials sector was another area of strength for the Fund, driven by our stock selection of a broad based group of companies within capital goods, the Fund's largest industry allocation. We attribute those gains to companies with strong fundamentals, unique franchises and a catalyst to realize value. In the consumer staples sector, strong stock selection offset the negative influence of the Fund's overweight in this sector. The countries that contributed most to the Fund's relative performance were New Zealand and Germany, due to stock selection and overweight allocations in both countries. The Fund's underweight position in Japan, which had a negative return for the period, also benefited performance.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS
Fuyo General Lease Co., Ltd.	2.8%
Japan Securities Finance Co., Ltd.	2.6
Kerry Group PLC (A Shares)	2.4
Schibsted ASA	2.4
Omega Pharma S.A.	2.1
Ariake Japan Co., Ltd.	2.0
Saab AB (B Shares)	2.0
Britvic PLC	2.0
Pacific Brands Ltd.	1.9
RHM PLC	1.9
TOP FIVE COUNTRIES
Japan	25.8%
United Kingdom	16.6
France	7.5
Australia	6.3
Norway	5.9

Data as of November 30, 2006. Subject to change daily. All percentages for top 10 holdings and top five countries are as a percentage of net assets. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in common stocks and other equity securities (including depositary receipts) of "small capitalization" companies located outside the United States. A company is considered to be a "small capitalization" company if it has a market capitalization of generally less than $4 billion at the time of purchase. The Fund invests in companies located in at least three countries outside the United States, and currently may invest more than 25 percent of its assets in securities of companies located in each of the United Kingdom and Japan. A company is considered to be located in a particular country if it (a) is organized under the laws of the country, (b) has securities which are principally traded on a stock exchange in the country, (c) derives at least 50 percent of its revenues from goods produced or sold, investments made, or services performed in the country, or (d) maintains at least 50 percent of its assets in the country. The Fund may invest up to 10 percent of its assets in emerging market countries.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on

Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Average Annual Total Returns—Period Ended November 30, 2006
Symbol	Class A Shares* (since 07/28/97) ISMAX		Class B Shares** (since 07/29/94) ISMBX		Class C Shares† (since 07/28/97) ISMCX		Class D Shares†† (since 07/28/97) ISMDX
1 Year	21.57% 15.19	[3] [4]	20.71% 15.84	[3] [4]	20.99% 20.02	[3] [4]	21.90% —	[3]
5 Years	18.76 17.48	[3] [4]	17.79 17.58	[3] [4]	17.97 17.97	[3] [4]	18.98 —	[3]
10 Years	— —		8.15 8.15	[3] [4]	— —		— —
Since Inception	9.93 9.29	[3] [4]	6.19 6.19	[3] [4]	9.13 9.13	[3] [4]	10.07 —	[3]

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*  The maximum front-end sales charge for Class A is 5.25%.

**  The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

†  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††  Class D has no sales charge.

(1)  The Morgan Stanley Capital International (MSCI) EAFE Small Cap Total Return Index is a market value weighted average of the performace of over 900 securities of companies listed on the stock exchanges of countries in Europe, Australasia, and the Far East, including price performance and income from dividend payments. The index aims to capture 40% of the full market capitalization of the eligible small cap universe of companies of each country by industry. For periods prior to December 31, 2000, the index's returns include those of the MSCI EAFE Small Cap Price Index. For periods from January 1, 2001 and beyond, the index's returns reflect those of the Total Return (Net) Index which reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the index. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Lipper International Small/Mid-Cap Core Funds Average tracks the performance of all funds in the Lipper International Small/Mid-Cap Core Funds classification. The Average, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment.

(3)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 06/01/06 – 11/30/06.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period *
	06/01/06	11/30/06	06/01/06 – 11/30/06
Class A
Actual (5.39% return)	$1,000.00	$1,053.90	$9.27
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.04	$9.10
Class B
Actual (5.05% return)	$1,000.00	$1,050.50	$13.11
Hypothetical (5% annual return before expenses)	$1,000.00	$1,012.28	$12.86
Class C
Actual (5.05% return)	$1,000.00	$1,050.50	$13.11
Hypothetical (5% annual return before expenses)	$1,000.00	$1,012.28	$12.86
Class D
Actual (5.55% return)	$1,000.00	$1,055.50	$7.99
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.30	$7.84

*  Expenses are equal to the Fund's annualized expense ratios of 1.80%, 2.55%, 2.55% and 1.55% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratios would have been 2.02%, 2.77%, 2.77% and 1.77% for Class A, Class B, Class C and Class D shares, respectively.

Morgan Stanley International SmallCap Fund

Portfolio of Investments  ■  November 30, 2006 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (97.1%)
	Australia (6.3%)
	Apparel/Footwear
638,526	Pacific Brands Ltd.	$1,339,590
	Food: Major Diversified
596,479	Goodman Fielder Ltd.	992,635
	Hospital/Nursing Management
67,212	Ramsay Health Care Ltd.	585,762
	Packaged Software
949,025	Infomedia Ltd.	647,449
553,963	MYOB Ltd.	482,786
		1,130,235
	Publishing: Newspapers
116,157	John Fairfax Holdings Ltd.	476,388
	Total Australia	4,524,610
	Austria (1.0%)
	Electrical Products
25,346	Zumtobel AG*	682,545
	Belgium (2.1%)
	Food: Specialty/Candy
21,454	Omega Pharma S.A.	1,483,418
	Cayman Islands (0.9%)
	Semiconductors
4,292,000	Solomon Systech International Ltd.	673,108
	Denmark (1.6%)
	Beverages: Alcoholic
8,016	Carlsberg A/S (Series B)	764,595
	Food: Specialty/Candy
4,640	Danisco A/S	398,075
	Total Denmark	1,162,670
	Finland (1.8%)
	Building Products
15,991	Uponor Oyj	522,340

NUMBER OF SHARES		VALUE
	Trucks/Construction/Farm Machinery
15,350	Wartsila Oyj (B Shares)	$740,107
	Total Finland	1,262,447
	France (7.5%)
	Aerospace & Defense
9,464	Zodiac S.A.	579,289
	Computer Processing Hardware
91,340	Bull S.A.*	563,809
	Electrical Products
5,130	Nexans S.A.	548,372
	Financial Publishing/Services
11,082	GL Trade S.A.	517,442
	Industrial Specialties
22,709	Saft Groupe S.A.*	738,472
	Office Equipment/Supplies
5,957	Neopost S.A.	765,787
	Pharmaceuticals: Other
24,572	Ipsen S.A.	1,079,294
	Real Estate Development
8,622	Icade*	565,325
	Total France	5,357,790
	Germany (5.3%)
	Chemicals: Agricultural
9,157	K+S AG	892,964
	Industrial Machinery
27,179	IWKA AG*	628,583
	Internet Software/Services
2,901	SCS Standard Computersysteme (a)*	0
	Investment Banks/Brokers
17,847	AWD Holding AG	734,499
	Miscellaneous Commercial Services
15,639	GfK AG	704,324

See Notes to Financial Statements

Morgan Stanley International SmallCap Fund

Portfolio of Investments  ■  November 30, 2006 (unaudited) continued

NUMBER OF SHARES		VALUE
11,073	Techem AG	$798,781
		1,503,105
	Total Germany	3,759,151
	Ireland (3.4%)
	Food: Meat/Fish/Dairy
182,844	Glanbia PLC	731,429
	Food: Specialty/Candy
71,434	Kerry Group PLC (A Shares)	1,726,842
	Total Ireland	2,458,271
	Italy (5.9%)
	Auto Parts: O.E.M.
45,656	Sogefi SpA	337,456
	Beverages: Alcoholic
114,252	Davide Campari-Milano SpA	1,141,090
	Construction Materials
40,151	Buzzi Unicem SpA	1,078,572
	Electronic Components
12,231	SAES Getters SpA	460,762
	Finance/Rental/Leasing
7,429	Banca Italease	418,022
	Industrial Machinery
46,960	Interpump Group SpA	411,163
	Regional Banks
106,365	Banca CR Firenze	352,228
	Total Italy	4,199,293
	Japan (25.8%)
	Commercial Printing/Forms
41,300	Nissha Printing Co., Ltd.	1,319,831
42,000	Pronexus Inc.	365,659
		1,685,490
	Computer Peripherals
5,600	Melco Holdings Inc.	167,352
159	Wacom Co., Ltd.	407,868
		575,220

NUMBER OF SHARES		VALUE
	Construction Materials
171,000	Sumitomo Osaka Cement Co., Ltd.	$531,698
263,000	Taiheiyo Cement Corp.	1,049,456
		1,581,154
	Containers/Packaging
121,000	Rengo Co., Ltd.	729,470
	Electrical Products
12,500	Mabuchi Motor Co., Ltd.	735,231
38,600	PATLITE Corp.	365,396
		1,100,627
	Electronic Components
33,300	Yamaichi Electronics Co., Ltd.	295,092
	Electronic Equipment/Instruments
30,000	Sokkia Co., Ltd.	138,884
	Electronic Production Equipment
40,500	Shinkawa Ltd.	916,479
	Electronics/Appliances
8,350	Nihon Trim Co., Ltd.	399,542
	Finance/Rental/Leasing
276,500	APLUS Co., Ltd.*	472,854
81,300	Century Leasing System, Inc.	1,271,673
60,500	Fuyo General Lease Co., Ltd.	2,022,240
154,000	Japan Securities Finance Co., Ltd.	1,870,133
		5,636,900
	Food: Specialty/Candy
66,500	Ariake Japan Co., Ltd.	1,435,913
	Household/Personal Care
15,000	Milbon Co., Ltd.	498,791
	Industrial Specialties
11,500	Nihon Micro Coating Co., Ltd.	79,858
12,300	Taisei Lamick Co., Ltd.	309,678
		389,536
	Medical Specialties
6,600	Nakanishi Inc.	779,254

See Notes to Financial Statements

Morgan Stanley International SmallCap Fund

Portfolio of Investments  ■  November 30, 2006 (unaudited) continued

NUMBER OF SHARES		VALUE
	Miscellaneous Manufacturing
90,000	Takuma Co., Ltd.	$544,913
	Recreational Products
35,200	Mars Engineering Corp.	761,582
	Restaurants
20,300	Hurxley Corp.	312,969
20,000	Nippon Restaurant System, Inc.	696,148
		1,009,117
	Total Japan	18,477,964
	Netherlands (2.5%)
	Apparel/Footwear Retail
21,138	Macintosh Retail Group NV	713,985
	Personnel Services
6,638	Randstad Holding NV	425,742
16,456	USG People NV	647,389
		1,073,131
	Total Netherlands	1,787,116
	New Zealand (1.6%)
	Discount Stores
174,309	Warehouse Group Ltd. (The)	801,442
	Medical Specialties
128,129	Fisher & Paykel Healthcare Corp. Ltd.	378,716
	Total New Zealand	1,180,158
	Norway (5.9%)
	Electrical Products
58,906	Eltek ASA*	597,831
	Engineering & Construction
14,159	Veidekke ASA	517,314
	Oil & Gas Production
34,752	Revus Energy ASA*	297,674
	Publishing: Newspapers
50,440	Schibsted ASA	1,720,020

NUMBER OF SHARES		VALUE
	Pulp & Paper
66,845	Norske Skogindustrier ASA	$1,112,582
	Total Norway	4,245,421
	Spain (0.8%)
	Pulp & Paper
17,903	Miquel y Costas & Miquel, S.A.	579,815
	Sweden (4.3%)
	Advertising/Marketing Services
55,101	Eniro AB	695,253
	Aerospace & Defense
50,654	Saab AB (B Shares)	1,414,978
	Electronic Production Equipment
20,828	Micronic Laser Systems AB*	207,356
	Pulp & Paper
21,897	Billerud	376,907
	Tobacco
20,294	Swedish Match AB	358,936
	Total Sweden	3,053,430
	Switzerland (3.8%)
	Building Products
6,054	Schindler Holding AG (Participation Certificates)	361,482
339	Zehnder Group AG (Bearer Shares)	605,408
		966,890
	Industrial Specialties
1,089	sia Abrasives Holding AG (Registered Shares)	390,779
	Pharmaceuticals: Major
3,899	Galenica Holding AG (Registered Shares)	1,028,193
	Trucks/Construction/Farm Machinery
3,388	Bucher Industries AG (Registered Shares)	361,899
	Total Switzerland	2,747,761

See Notes to Financial Statements

Morgan Stanley International SmallCap Fund

Portfolio of Investments  ■  November 30, 2006 (unaudited) continued

NUMBER OF SHARES		VALUE
	United Kingdom (16.6%)
	Beverages: Non-Alcoholic
304,296	Britvic PLC	$1,399,753
	Casino/Gaming
58,562	William Hill PLC	720,659
	Commercial Printing/Forms
32,252	De La Rue PLC	406,717
	Finance/Rental/Leasing
91,798	Cattles PLC	727,240
	Food Retail
222,327	Premier Foods PLC	1,192,055
	Food: Specialty/Candy
185,200	Devro PLC	416,856
247,507	RHM PLC	1,328,279
		1,745,135
	Industrial Machinery
43,761	Rotork PLC	694,225
52,833	Spirax-Sarco Engineering PLC	983,546
		1,677,771
	Internet Software/Services
44,221	PlusNet PLC*	179,770
	Other Transportation
291,593	Stagecoach Group PLC	813,963
	Property - Casualty Insurers
71,800	Catlin Group Ltd.	723,365
	Restaurants
84,725	Luminar PLC	1,140,884
	Trucking
160,011	Wincanton PLC	1,118,224
	Total United Kingdom	11,845,536
	Total Common Stocks (Cost $54,662,827)	69,480,504
	Preferred Stock (1.0%)
	Germany
	Industrial Machinery
17,503	Sartorius AG (Cost $97,903)	748,627

PRINCIPAL AMOUNT IN THOUSANDS	VALUE

Short-Term Investment (2.0%)
Repurchase Agreement
$1,440	Joint repurchased agreement account 5.30% due 12/01/06 (dated 11/30/06; proceeds $1,400,212) (b) (Cost $1,440,000)	$1,440,000

Total Investments (Cost $56,200,730) (c)	100.1%	71,669,131
Liabilities in Excess of Other Assets	(0.1)	(110,197)
Net Assets	100.0%	$71,558,934

  *  Non-income producing security.

  (a)  A security with a total market value of $0 has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

  (b)  Collateralized by federal agency and U.S. Treasury obligations.

  (c)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $18,260,087 and the aggregate gross unrealized depreciation is $2,791,686, resulting in net unrealized appreciation of $15,468,401.

Forward Foreign Currency Contracts Open at November 30, 2006:

CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
	$7,062	JPY	821,609	12/01/06	$35
	$2,041	JPY	237,128	12/04/06	7
EUR	27,868		$36,774	12/04/06	(139)
	$18,661	EUR	14,141	12/04/06	71
Net Unrealized Depreciation					$(26)

Currency Abbreviations:

EUR  Euro.

JPY  Japanese Yen.

See Notes to Financial Statements

Morgan Stanley International SmallCap Fund

Summary of Investments  ■  November 30, 2006 (unaudited)

INDUSTRY	VALUE	PERCENT OF NET ASSETS
Food: Specialty/Candy	$6,789,383	9.5%
Finance/Rental/Leasing	6,782,162	9.5
Industrial Machinery	3,466,144	4.8
Electrical Products	2,929,375	4.1
Construction Materials	2,659,726	3.7
Publishing: Newspapers	2,196,408	3.1
Restaurants	2,150,001	3.0
Commercial Printing/Forms	2,092,207	2.9
Pulp & Paper	2,069,304	2.9
Aerospace & Defense	1,994,267	2.8
Beverages: Alcoholic	1,905,685	1.9
Industrial Specialties	1,518,787	2.1
Miscellaneous Commercial Services	1,503,105	2.1
Building Products	1,489,230	2.1
Repurchase Agreement	1,440,000	2.0
Beverages: Non-Alcoholic	1,399,753	1.9
Apparel/Footwear	1,339,590	1.9
Food Retail	1,192,055	1.7
Medical Specialties	1,157,970	1.6
Packaged Software	1,130,235	1.6
Electronic Production Equipment	1,123,835	1.6
Trucking	1,118,224	1.6
Trucks/Construction/Farm Machinery	1,102,006	1.5
Pharmaceuticals: Other	1,079,294	1.5
Personnel Services	1,073,131	1.5
Pharmaceuticals: Major	1,028,193	1.4
Food: Major Diversified	992,635	1.4
Chemicals: Agricultural	892,964	1.2
Other Transportation	813,963	1.1
Discount Stores	801,442	1.1
Office Equipment/Supplies	765,787	1.1

INDUSTRY	VALUE		PERCENT OF NET ASSETS
Recreational Products	$761,582		1.1%
Electronic Components	755,854		1.0
Investment Banks/Brokers	734,499		1.0
Food: Meat/Fish/Dairy	731,429		1.0
Containers/Packaging	729,470		1.0
Property - Casualty Insurers	723,365		1.0
Casino/Gaming	720,659		1.0
Apparel/Footwear Retail	713,985		1.0
Advertising/Marketing Services	695,253		1.0
Semiconductors	673,108		0.9
Hospital/Nursing Management	585,762		0.8
Computer Peripherals	575,220		0.8
Real Estate Development	565,325		0.8
Computer Processing Hardware	563,809		0.8
Miscellaneous Manufacturing	544,913		0.8
Financial Publishing/Services	517,442		0.7
Engineering & Construction	517,314		0.7
Household/Personal Care	498,791		0.7
Electronics/Appliances	399,542		0.6
Tobacco	358,936		0.5
Regional Banks	352,228		0.5
Auto Parts: O.E.M.	337,456		0.5
Oil & Gas Production	297,674		0.4
Internet Software/Services	179,770		0.3
Electronic Equipment/Instruments	138,884		0.2
	$71,669,131	*	100.1%

*  Does not include open forward foreign currency contracts with net unrealized depreciation of $26.

See Notes to Financial Statements

Morgan Stanley International SmallCap Fund

Financial Statements

Statement of Assets and Liabilities

November 30, 2006 (unaudited)

Assets:
Investments in securities, at value (cost $56,200,730)	$71,669,131
Unrealized appreciation on open forward foreign currency contracts	113
Cash (including $3,441 in foreign currency, at value with cost of $3,354)	4,421
Receivable for:
Dividends	133,118
Investments sold	36,914
Foreign withholding taxes reclaimed	14,685
Interest	212
Shares of beneficial interest sold	21
Prepaid expenses and other assets	6,275
Total Assets	71,864,890
Liabilities:
Unrealized depreciation on open forward foreign currency contracts	139
Payable for:
Shares of beneficial interest redeemed	96,235
Investment advisory fee	43,405
Investments purchased	38,188
Distribution fee	29,410
Transfer agent fee	16,371
Administration fee	4,618
Accrued expenses and other payables	77,590
Total Liabilities	305,956
Net Assets	$71,558,934
Composition of Net Assets:
Paid-in-capital	$30,880,135
Net unrealized appreciation	15,470,562
Accumulated undistributed net investment income	211,884
Accumulated undistributed net realized gain	24,996,353
Net Assets	$71,558,934
Class A Shares:
Net Assets	$34,618,884
Shares Outstanding (unlimited authorized, $.01 par value)	2,108,967
Net Asset Value Per Share	$16.42
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$17.33
Class B Shares:
Net Assets	$23,688,791
Shares Outstanding (unlimited authorized, $.01 par value)	1,538,859
Net Asset Value Per Share	$15.39
Class C Shares:
Net Assets	$4,031,765
Shares Outstanding (unlimited authorized, $.01 par value)	261,870
Net Asset Value Per Share	$15.40
Class D Shares:
Net Assets	$9,219,494
Shares Outstanding (unlimited authorized, $.01 par value)	557,315
Net Asset Value Per Share	$16.54

Statement of Operations

For the six months ended November 30, 2006
(unaudited)

Net Investment Loss:
Income
Dividends (net of $40,088 foreign withholding tax)	$659,317
Interest	20,568
Total Income	679,885
Expenses
Investment advisory fee	335,535
Distribution fee (Class A shares)	41,538
Distribution fee (Class B shares)	122,242
Distribution fee (Class C shares)	19,873
Custodian fees	76,025
Transfer agent fees and expenses	69,720
Professional fees	46,058
Shareholder reports and notices	31,890
Administration fee	28,255
Registration fees	24,452
Trustees' fees and expenses	612
Other	13,830
Total Expenses	810,030
Less: amounts waived/reimbursed	(78,538)
Less: expense offset	(318)
Net Expenses	731,174
Net Investment Loss	(51,289)
Net Realized and Unrealized Gain (Loss): Net Realized Gain on:
Investments	5,662,912
Foreign exchange transactions	16,011
Net Realized Gain	5,678,923
Net Change in Unrealized Appreciation/ Depreciation on:
Investments	(2,346,472)
Translation of forward foreign currency contracts, other assets and liabilities denominated in foreign currencies	(3,923)
Net Depreciation	(2,350,395)
Net Gain	3,328,528
Net Increase	$3,277,239

See Notes to Financial Statements

Morgan Stanley International SmallCap Fund

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED NOVEMBER 30, 2006	FOR THE YEAR ENDED MAY 31, 2006
	(unaudited)
Increase (Decrease) in Net Assets: Operations:
Net investment loss	$(51,289)	$(80,566)
Net realized gain	5,678,923	24,837,231
Net change in unrealized appreciation	(2,350,395)	(4,319,408)
Net Increase	3,277,239	20,437,257
Dividends and Distributions to Shareholders from:
Net investment income
Class A shares	—	(268,060)
Class D shares	—	(84,009)
Net realized gain
Class A shares	—	(6,233,673)
Class B shares	—	(6,386,649)
Class C shares	—	(933,283)
Class D shares	—	(1,795,580)
Total Dividends and Distributions	—	(15,701,254)
Net decrease from transactions in shares of beneficial interest	(9,211,666)	(39,051,656)
Net Decrease	(5,934,427)	(34,315,653)
Net Assets:
Beginning of period	77,493,361	111,809,014
End of Period
(Including accumulated undistributed net investment income of $211,884 and $263,173, respectively)	$71,558,934	$77,493,361

See Notes to Financial Statements

Morgan Stanley International SmallCap Fund

Notes to Financial Statements  ■  November 30, 2006 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley International SmallCap Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term growth of capital. The Fund was organized as a Massachusetts business trust on April 21, 1994 and commenced operations on July 29, 1994. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The Fund will assess a 2% redemption fee, on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (2) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (4) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") or Morgan Stanley Investment Management Limited (the "Sub-Adviser"), an affiliate of the Investment Adviser, determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect

Morgan Stanley International SmallCap Fund

Notes to Financial Statements  ■  November 30, 2006 (unaudited) continued

the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency

Morgan Stanley International SmallCap Fund

Notes to Financial Statements  ■  November 30, 2006 (unaudited) continued

gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration and Sub-Advisory Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rates to the net assets of the Fund determined as of the close of each business day: 0.95% to the portion of the daily net assets not exceeding $1.5 billion and 0.90% to the portion of the daily net assets in excess of $1.5 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser and Sub-Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Under a Sub-Advisory Agreement between the Sub-Adviser and the Investment Adviser, the Sub-Adviser invests the Fund's assets including the placing of orders for the purchase and sale of portfolio securities. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Adviser paid the Sub-Adviser compensation of $123,992 for the six months ended November 30, 2006.

Effective November 18, 2006, and continuing through June 1, 2007 or such later date as the Board of Trustees may determine, the Investment Adviser has agreed to continue the cap on the Fund's operating expenses (except for brokerage and 12b-1 fees) by assuming the Fund's "other expenses" and/or waiving the Fund's advisory fees, and the Administrator has agreed to waive the Fund's administrative fees, to the extent such operating expenses on an annualized basis exceed 1.55% of the average daily net assets of the Fund.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser, Administrator and Sub-Adviser. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of

Morgan Stanley International SmallCap Fund

Notes to Financial Statements  ■  November 30, 2006 (unaudited) continued

the average daily net assets of Class A; (ii) Class B — up to 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C — up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $9,665,861 at November 30, 2006.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended November 30, 2006, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended November 30, 2006, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $24,331 and $193, respectively and received $1,875 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended November 30, 2006 aggregated $11,835,488 and $22,513,312, respectively. Included in the aforementioned transactions are sales of $32,469, with other Morgan Stanley funds, including realized gains of $6,389.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator, Sub-Adviser and Distributor, is the Fund's transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on

Morgan Stanley International SmallCap Fund

Notes to Financial Statements  ■  November 30, 2006 (unaudited) continued

the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Shares of Beneficial Interest†

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED NOVEMBER 30, 2006		FOR THE YEAR ENDED MAY 31, 2006
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	33,951	$514,422	125,920	$2,011,078
Conversion from Class B	57,116	852,016	152,479	2,414,744
Reinvestment of dividends and distributions	—	—	425,687	5,989,413
Redeemed	(242,453)	(3,671,053)	(599,716)	(9,572,450)
Net increase (decrease) — Class A	(151,386)	(2,304,615)	104,370	842,785
CLASS B SHARES
Sold	14,759	215,431	90,128	1,364,893
Conversion to Class A	(60,764)	(852,016)	(161,233)	(2,414,744)
Reinvestment of dividends and distributions	—	—	414,686	5,511,183
Redeemed	(335,515)	(4,748,636)	(1,017,236)	(15,274,177)
Net decrease — Class B	(381,520)	(5,385,221)	(673,655)	(10,812,845)
CLASS C SHARES
Sold	1,242	17,790	27,754	420,269
Reinvestment of dividends and distributions	—	—	68,142	903,561
Redeemed	(46,290)	(656,220)	(168,178)	(2,471,782)
Net decrease — Class C	(45,048)	(638,430)	(67,282)	(1,147,952)
CLASS D SHARES
Sold	6,870	103,849	96,064	1,561,521
Reinvestment of dividends and distributions	—	—	104,770	1,482,497
Redeemed	(65,158)	(987,249)	(1,863,310)	(30,977,662)
Net decrease — Class D	(58,288)	(883,400)	(1,662,476)	(27,933,644)
Net decrease in Fund	(636,242)	$(9,211,666)	(2,299,043)	$(39,051,656)

  †  On July 30, 2004, the Fund suspended the offering of its shares to new investors. The Fund may recommence offering its shares to new investors at such time as the Investment Adviser determines that it would be consistent with prudent portfolio management.

Morgan Stanley International SmallCap Fund

Notes to Financial Statements  ■  November 30, 2006 (unaudited) continued

6. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may enter into forward contracts for many purposes, including to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At November 30, 2006, investments in securities of issuers in Japan and the United Kingdom represented 25.8% and 16.6% respectively, of the Fund's net assets. These investments, as well as other non-U.S. investments, which involve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in these regions.

At November 30, 2006, the Fund's cash balance consisted principally of interest bearing deposits with J.P. Morgan Chase, the Fund's custodian.

7. Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

8. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of May 31, 2006, the Fund had temporary book/tax differences primarily attributable to post-October losses ( foreign currency losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year), capital loss deferrals on wash sales, income from mark-to-market of passive foreign investment companies ("PFICs") and foreign tax credit pass-through.

Morgan Stanley International SmallCap Fund

Notes to Financial Statements  ■  November 30, 2006 (unaudited) continued

9. New Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Fund will adopt FIN 48 for the fiscal year ending 2008 and the impact to the Fund's financial statements, if any, is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Morgan Stanley International SmallCap Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX		FOR THE YEAR ENDED MAY 31,
	MONTHS ENDED
	NOVEMBER 30, 2006		2006		2005	2004	2003	2002
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$15.57		$15.39		$13.47	$9.12	$10.10	$9.96
Income (loss) from investment operations:
Net investment income (loss)‡	0.01		0.04		0.09	0.04	0.03	(0.03)
Net realized and unrealized gain (loss)	0.84		3.46		2.26	4.31	(1.01)	0.42
Total income (loss) from investment operations	0.85		3.50		2.35	4.35	(0.98)	0.39
Less dividends and distributions from:
Net investment income	–		(0.14)		(0.10)	–	–	–
Net realized gain	–		(3.18)		(0.33)	–	–	(0.25)
Total dividends and distributions	–		(3.32)		(0.43)	–	–	(0.25)
Net asset value, end of period	$16.42		$15.57		$15.39	$13.47	$9.12	$10.10
Total Return†	5.39	%(1)	25.01%		17.47%	47.70%	(9.70)%	4.33%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.80	%(2)(4)	1.80	%(4)	1.81%	2.03%	2.27%	2.40%
Net investment income (loss)	0.12	%(2)(4)	0.23	%(4)	0.58%	0.32%	0.36%	(0.46)%
Supplemental Data:
Net assets, end of period, in thousands	$34,619		$35,197		$33,179	$4,109	$6,623	$1,113
Portfolio turnover rate	17	%(1)	40%		33%	52%	70%	62%

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (1)  Not annualized.

  (2)  Annualized.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income (loss) ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME (LOSS) RATIO
November 30, 2006	2.02%	(0.10)%
May 31, 2006	1.89	0.12

See Notes to Financial Statements

Morgan Stanley International SmallCap Fund

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED MAY 31,
	MONTHS ENDED
	NOVEMBER 30, 2006		2006		2005	2004	2003	2002
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$14.66		$14.64		$12.85	$8.79	$9.81	$9.76
Income (loss) from investment operations:
Net investment loss‡	(0.04)		(0.09)		(0.02)	(0.05)	(0.03)	(0.11)
Net realized and unrealized gain (loss)	0.77		3.29		2.14	4.11	(0.99)	0.41
Total income (loss) from investment operations	0.73		3.20		2.12	4.06	(1.02)	0.30
Less dividends and distributions from:
Net investment income	–		–		(0.00)*	–	–	–
Net realized gain	–		(3.18)		(0.33)	–	–	(0.25)
Total dividends and distributions	–		(3.18)		(0.33)	–	–	(0.25)
Net asset value, end of period	$15.39		$14.66		$14.64	$12.85	$8.79	$9.81
Total Return†	5.05	%(1)	24.01%		16.55%	46.19%	(10.40)%	3.49%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	2.55	%(2)(4)	2.55	%(4)	2.57%	2.79%	3.03%	3.16%
Net investment loss	(0.63	)%(2)(4)	(0.52	)%(4)	(0.18)%	(0.44)%	(0.40)%	(1.22)%
Supplemental Data:
Net assets, end of period, in thousands	$23,689		$28,148		$37,970	$61,055	$36,299	$42,684
Portfolio turnover rate	17	%(1)	40%		33%	52%	70%	62%

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  *  Distribution of investment income of less than $0.005.

  (1)  Not annualized.

  (2)  Annualized.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
November 30, 2006	2.77%	(0.85)%
May 31, 2006	2.64	(0.63)

See Notes to Financial Statements

Morgan Stanley International SmallCap Fund

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED MAY 31,
	MONTHS ENDED
	NOVEMBER 30, 2006		2006		2005	2004	2003	2002
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$14.66		$14.62		$12.84	$8.78	$9.80	$9.73
Income (loss) from investment operations:
Net investment loss‡	(0.04)		(0.06)		(0.01)	(0.04)	(0.03)	(0.08)
Net realized and unrealized gain (loss)	0.78		3.28		2.15	4.10	(0.99)	0.40
Total income (loss) from investment operations	0.74		3.22		2.14	4.06	(1.02)	0.32
Less dividends and distributions from:
Net investment income	–		–		(0.03)	–	–	–
Net realized gain	–		(3.18)		(0.33)	–	–	(0.25)
Total dividends and distributions	–		(3.18)		(0.36)	–	–	(0.25)
Net asset value, end of period	$15.40		$14.66		$14.62	$12.84	$8.78	$9.80
Total Return†	5.05	%(1)	24.40%		16.62%	46.24%	(10.41)%	3.71%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	2.55	%(2)(4)	2.37	%(4)	2.46%	2.79%	3.00%	2.89%
Net investment loss	(0.63	)%(2)(4)	(0.34	)%(4)	(0.07)%	(0.44)%	(0.37)%	(0.95)%
Supplemental Data:
Net assets, end of period, in thousands	$4,032		$4,499		$5,469	$4,896	$1,652	$1,511
Portfolio turnover rate	17	%(1)	40%		33%	52%	70%	62%

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (1)  Not annualized.

  (2)  Annualized.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
November 30, 2006	2.77%	(0.85)%
May 31, 2006	2.46	(0.45)

See Notes to Financial Statements

Morgan Stanley International SmallCap Fund

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED MAY 31,
	MONTHS ENDED
	NOVEMBER 30, 2006		2006		2005	2004	2003	2002
	(unaudited)
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$15.67		$15.45		$13.50	$9.14	$10.10	$9.95
Income (loss) from investment operations:
Net investment income (loss)‡	0.03		0.08		0.12	0.08	0.05	(0.01)
Net realized and unrealized gain (loss)	0.84		3.47		2.27	4.28	(1.01)	0.41
Total income (loss) from investment operations	0.87		3.55		2.39	4.36	(0.96)	0.40
Less dividends and distributions from:
Net investment loss	–		(0.15)		(0.11)	–	–	–
Net realized gain	–		(3.18)		(0.33)	–	–	(0.25)
Total dividends and distributions	–		(3.33)		(0.44)	–	–	(0.25)
Net asset value, end of period	$16.54		$15.67		$15.45	$13.50	$9.14	$10.10
Total Return†	5.55	%(1)	25.28%		17.75%	47.70%	(9.50)%	4.54%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.55	%(2)(4)	1.55	%(4)	1.57%	1.79%	2.03%	2.16%
Net investment income (loss)	0.37	%(2)(4)	0.48	%(4)	0.82%	0.56%	0.60%	(0.22)%
Supplemental Data:
Net assets, end of period, in thousands	$9,219		$9,648		$35,191	$42,989	$15,128	$8,995
Portfolio turnover rate	17	%(1)	40%		33%	52%	70%	62%

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Calculated based on the net asset value as of the last business day of the period.

  (1)  Not annualized.

  (2)  Annualized.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
November 30, 2006	1.77%	0.15%
May 31, 2006	1.64	0.37

See Notes to Financial Statements

Morgan Stanley International SmallCap Fund

Results of Special Shareholder Meeting (unaudited)

On August 1, 2006, a Special Meeting of Shareholders of the Fund was scheduled in order to vote on the proposals set forth below. The proposals failed to obtain the necessary quorum in order to hold the meeting, and, therefore, the meeting was adjourned until August 23, 2006 and later adjourned to September 27, 2006, to permit further solicitation of proxies. The meeting was held on September 27, 2006 and the voting results with respect to these proposals were as follows:

(1) Election of Trustees:

	For	Withhold	Abstain	BNV*
Frank L. Bowman	2,501,178	122,678	0	0
Kathleen A. Dennis	2,501,109	122,747	0	0
James F. Higgins	2,502,428	121,428	0	0
Joseph J. Kearns	2,500,172	123,684	0	0
Michael F. Klein	2,501,319	122,537	0	0
W. Allen Reed	2,501,934	121,922	0	0
Fergus Reid	2,498,229	125,627	0	0

The following Trustees were not standing for reelection at this meeting: Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Dr. Manuel H. Johnson and Michael E. Nugent.

(2) Elimination of certain fundamental investment restrictions:

	For	Against	Abstain	BNV*
Elimination of the fundamental policy restricting the Fund's ability to pledge assets	2,225,470	93,078	96,582	208,726
Elimination of the fundamental policy restricting purchases of securities on margin	2,232,416	93,853	88,861	208,726
Elimination of the fundamental policy prohibiting investments in oil, gas, and other types of minerals or mineral leases	2,239,897	85,832	89,401	208,726
Elimination of the fundamental policy prohibiting investments for purposes of exercising control	2,242,496	84,389	88,245	208,726
Elimination of the fundamental policy regarding investments in unseasoned companies	2,232,466	92,681	89,983	208,726

Morgan Stanley International SmallCap Fund

Results of Special Shareholder Meeting (unaudited) continued

(3) Modify certain fundamental investment restrictions:

	For	Against	Abstain	BNV*
Modify fundamental policy regarding diversification	2,242,622	84,034	88,474	208,726
Modify fundamental policy regarding borrowing money	2,233,996	89,428	91,706	208,726
Modify fundamental policy regarding loans	2,236,070	89,793	89,267	208,726
Modify fundamental policy regarding investment in commodities, commodity contracts and futures contracts	2,239,426	88,418	87,286	208,726
Modify fundamental policy regarding issuance of senior securities	2,247,431	80,727	86,972	208,726

(4) Reclassify certain fundamental policies as non-fundamental policies:

	For	Against	Abstain	BNV*
Reclassification as non-fundamental the fundamental policy regarding the short sale of securities	2,237,548	89,186	88,396	208,726
Reclassification as non-fundamental the fundamental policy prohibiting investments in other investment companies	2,237,879	88,490	88,761	208,726

  *  Broker "non-votes" are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker does not have discretionary voting authority.

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairman of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Investment Adviser

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

Sub-Adviser

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, United Kingdom E14 4QA

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.

© 2006 Morgan Stanley

ISMSAN-RA07-00012P-Y11/06

MORGAN STANLEY FUNDS

Morgan Stanley
International
SmallCap Fund

Semiannual Report

November 30, 2006

Item 1 - Report to Shareholders

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to provide reasonable assurance that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s (“SEC”) rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics – Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley International SmallCap Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 18, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 18, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
January 18, 2007